UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 11/30/2024

Date of reporting period: 05/31/2024

Item 1. Reports to Stockholders.

(a)

Tortoise Energy Infrastructure Total Return Fund
Class A | TORTX
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://etp.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at
1-913-981-1020 or info@tortoiseadvisors.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.18%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$2,499,678,888
Number of Holdings	29
Portfolio Turnover	10%
Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Industry Breakdown (%)*

Top 10 Issuers	(%)*
Targa Resources Corp.	11.1%
Cheniere Energy, Inc.	8.5%
The Williams Companies, Inc.	7.8%
ONEOK, Inc.	7.6%
MPLX LP	7.6%
Energy Transfer LP	7.2%
Kinder Morgan, Inc.	4.8%
Plains GP Holdings L.P.	4.9%
Pembina Pipeline Corporation	4.8%
Enbridge, Inc.	4.7%
*	Percentages are listed as a % of net assets.
Tortoise Energy Infrastructure Total Return Fund	PAGE 1	TSR_SAR_56166Y305

Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/
The Tortoise Energy Infrastructure Total Return Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy Infrastructure Total Return Fund	PAGE 2	TSR_SAR_56166Y305

Tortoise Energy Infrastructure Total Return Fund
Class C | TORCX
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://etp.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at
1-913-981-1020 or info@tortoiseadvisors.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	1.92%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$2,499,678,888
Number of Holdings	29
Portfolio Turnover	10%
Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Industry Breakdown (%)*

Top 10 Issuers	(%)*
Targa Resources Corp.	11.1%
Cheniere Energy, Inc.	8.5%
The Williams Companies, Inc.	7.8%
ONEOK, Inc.	7.6%
MPLX LP	7.6%
Energy Transfer LP	7.2%
Kinder Morgan, Inc.	4.8%
Plains GP Holdings L.P.	4.9%
Pembina Pipeline Corporation	4.8%
Enbridge, Inc.	4.7%
*	Percentages are listed as a % of net assets.
Tortoise Energy Infrastructure Total Return Fund	PAGE 1	TSR_SAR_56166Y826

Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/
The Tortoise Energy Infrastructure Total Return Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy Infrastructure Total Return Fund	PAGE 2	TSR_SAR_56166Y826

Tortoise Energy Infrastructure Total Return Fund
Institutional Class | TORIX
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://etp.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at
1-913-981-1020 or info@tortoiseadvisors.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.93%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$2,499,678,888
Number of Holdings	29
Portfolio Turnover	10%
Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Industry Breakdown (%)*

Top 10 Issuers	(%)*
Targa Resources Corp.	11.1%
Cheniere Energy, Inc.	8.5%
The Williams Companies, Inc.	7.8%
ONEOK, Inc.	7.6%
MPLX LP	7.6%
Energy Transfer LP	7.2%
Kinder Morgan, Inc.	4.8%
Plains GP Holdings L.P.	4.9%
Pembina Pipeline Corporation	4.8%
Enbridge, Inc.	4.7%
*	Percentages are listed as a % of net assets.
Tortoise Energy Infrastructure Total Return Fund	PAGE 1	TSR_SAR_56166Y404

Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/
The Tortoise Energy Infrastructure Total Return Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy Infrastructure Total Return Fund	PAGE 2	TSR_SAR_56166Y404

Tortoise Energy Infrastructure and Income Fund
Class A | INFRX
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure and Income Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://etp.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at
1-913-981-1020 or info@tortoiseadvisors.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.37%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$524,659,321
Number of Holdings	43
Portfolio Turnover	11%
Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Industry Breakdown (%)*

Top 10 Issuers	(%)*
MPLX LP	7.2%
Cheniere Energy, Inc.	7.1%
Targa Resources Corp.	5.0%
Energy Transfer LP	4.9%
ONEOK, Inc.	4.9%
Plains GP Holdings L.P.	4.7%
The Williams Companies, Inc.	4.7%
Enterprise Products Partners LP	4.5%
EQT Corporation	3.7%
ConocoPhillips	3.6%
*	Percentages are listed as a % of net assets.
Tortoise Energy Infrastructure and Income Fund	PAGE 1	TSR_SAR_56167N530

Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/
The Tortoise Energy Infrastructure and Income Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy Infrastructure and Income Fund	PAGE 2	TSR_SAR_56167N530

Tortoise Energy Infrastructure and Income Fund
Class C | INFFX
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure and Income Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://etp.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at
1-913-981-1020 or info@tortoiseadvisors.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.12%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$524,659,321
Number of Holdings	43
Portfolio Turnover	11%
Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Industry Breakdown (%)*

Top 10 Issuers	(%)*
MPLX LP	7.2%
Cheniere Energy, Inc.	7.1%
Targa Resources Corp.	5.0%
Energy Transfer LP	4.9%
ONEOK, Inc.	4.9%
Plains GP Holdings L.P.	4.7%
The Williams Companies, Inc.	4.7%
Enterprise Products Partners LP	4.5%
EQT Corporation	3.7%
ConocoPhillips	3.6%
*	Percentages are listed as a % of net assets.
Tortoise Energy Infrastructure and Income Fund	PAGE 1	TSR_SAR_56167N514

Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/
The Tortoise Energy Infrastructure and Income Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy Infrastructure and Income Fund	PAGE 2	TSR_SAR_56167N514

Tortoise Energy Infrastructure and Income Fund
Institutional Class | INFIX
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure and Income Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://etp.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at
1-913-981-1020 or info@tortoiseadvisors.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	1.12%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$524,659,321
Number of Holdings	43
Portfolio Turnover	11%
Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Industry Breakdown (%)*

Top 10 Issuers	(%)*
MPLX LP	7.2%
Cheniere Energy, Inc.	7.1%
Targa Resources Corp.	5.0%
Energy Transfer LP	4.9%
ONEOK, Inc.	4.9%
Plains GP Holdings L.P.	4.7%
The Williams Companies, Inc.	4.7%
Enterprise Products Partners LP	4.5%
EQT Corporation	3.7%
ConocoPhillips	3.6%
*	Percentages are listed as a % of net assets.
Tortoise Energy Infrastructure and Income Fund	PAGE 1	TSR_SAR_56167N522

Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/
The Tortoise Energy Infrastructure and Income Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Energy Infrastructure and Income Fund	PAGE 2	TSR_SAR_56167N522

Ecofin Global Renewables Infrastructure Fund
Class A | ECOAX
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the Ecofin Global Renewables Infrastructure Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://etp.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at
1-913-981-1020 or info@tortoiseadvisors.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.18%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$272,591,946
Number of Holdings	32
Portfolio Turnover	25%
Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Industry Breakdown (%)*
Geographic Breakdown (%)*

Top 10 Issuers	(%)*
Clearway Energy, Inc.	5.9%
ERG SpA	5.7%
NextEra Energy Partners LP	5.4%
Dominion Energy, Inc.	5.3%
NextEra Energy, Inc.	5.2%
Neoen SA	5.1%
ReNew Energy Global PLC	5.0%
Exelon Corp.	5.0%
Edison International	4.9%
Avista Corp.	4.4%
*	Percentages are listed as a % of net assets.
Ecofin Global Renewables Infrastructure Fund	PAGE 1	TSR_SAR_56167N480

Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/
The Ecofin Global Renewables Infrastructure Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Ecofin Global Renewables Infrastructure Fund	PAGE 2	TSR_SAR_56167N480

Ecofin Global Renewables Infrastructure Fund
Institutional Class | ECOIX
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the Ecofin Global Renewables Infrastructure Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://etp.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at
1-913-981-1020 or info@tortoiseadvisors.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.93%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$272,591,946
Number of Holdings	32
Portfolio Turnover	25%
Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Industry Breakdown (%)*
Geographic Breakdown (%)*

Top 10 Issuers	(%)*
Clearway Energy, Inc.	5.9%
ERG SpA	5.7%
NextEra Energy Partners LP	5.4%
Dominion Energy, Inc.	5.3%
NextEra Energy, Inc.	5.2%
Neoen SA	5.1%
ReNew Energy Global PLC	5.0%
Exelon Corp.	5.0%
Edison International	4.9%
Avista Corp.	4.4%
*	Percentages are listed as a % of net assets.
Ecofin Global Renewables Infrastructure Fund	PAGE 1	TSR_SAR_56167N472

Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/
The Ecofin Global Renewables Infrastructure Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Ecofin Global Renewables Infrastructure Fund	PAGE 2	TSR_SAR_56167N472

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.
(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

MANAGED PORTFOLIO SERIES
TORTOISE OPEN END FUNDS
Core Financial Statements
May 31, 2024

Tortoise Energy Infrastructure Total Return Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 74.1%
Canada Crude Oil Pipelines - 9.5%
Enbridge, Inc.	3,219,085	$117,754,129
Pembina Pipeline Corporation	3,236,279	120,219,235
		237,973,364
Canada Natural Gas/Natural Gas Liquids Pipelines - 5.7%
Keyera Corp.	2,873,032	76,075,956
TC Energy Corporation	1,739,291	67,067,061
		143,143,017
United States Crude Oil Pipelines - 4.9%
Plains GP Holdings L.P.	6,704,273	120,743,957
United States Natural Gas Gathering/Processing - 10.0%
Antero Midstream Corporation	2,610,185	38,239,210
EnLink Midstream, LLC	4,318,100	54,796,689
Equitrans Midstream Corp.	5,485,143	78,327,842
Hess Midstream LP	1,771,401	61,556,185
Kinetik Holdings, Inc.	210,428	8,625,443
Kodiak Gas Services, Inc.	270,976	7,465,389
		249,010,758
United States Natural Gas/Natural Gas Liquids Pipelines - 41.9%
Cheniere Energy, Inc.	1,340,507	211,518,600
DT Midstream, Inc.	487,496	32,701,232
Excelerate Energy, Inc.	373,516	6,652,320
Kinder Morgan, Inc.	6,215,530	121,140,680
NextDecade Corp.(a)	1,909,915	13,674,991
ONEOK, Inc.	2,341,148	189,632,988
Targa Resources Corp.	2,343,850	277,113,385
The Williams Companies, Inc.	4,694,194	194,855,993
		1,047,290,189
United States Refined Product Pipelines - 1.3%
Sunoco LP	632,304	32,247,504
United States Renewables and Power Infrastructure - 0.8%
Clearway Energy, Inc.	343,302	9,612,456
Sempra Energy	143,558	11,058,273
		20,670,729
TOTAL COMMON STOCKS (Cost $1,146,222,658)		1,851,079,518

	Units	Value
MASTER LIMITED PARTNERSHIPS - 23.2%
United States Crude Oil Pipelines - 0.9%
Plains All American Pipeline LP	1,308,099	$22,250,764
United States Natural Gas Gathering/Processing - 3.3%
Western Midstream Partners LP	2,172,529	81,078,782
United States Natural Gas/Natural Gas Liquids Pipelines - 11.4%
Energy Transfer LP	11,512,483	180,400,609
Enterprise Products Partners LP	3,695,576	105,323,916
		285,724,525
United States Other - 0.1%
Westlake Chemical Partners LP	127,871	2,988,345
United States Refined Product Pipelines - 7.6%
MPLX LP	4,649,802	189,153,946
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $363,231,004)		581,196,362
	Shares
SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
First American Government Obligations Fund - Class X, 5.24%(b)	61,459,325	61,459,325
TOTAL SHORT-TERM INVESTMENTS (Cost $61,459,325)		61,459,325
TOTAL INVESTMENTS - 99.8% (Cost $1,570,912,987)		$2,493,735,205
Other Assets in Excess of Liabilities - 0.2%		5,943,683
TOTAL NET ASSETS - 100.0%		$2,499,678,888

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

1

Tortoise Energy Infrastructure and Income Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 57.4%
Canada Crude Oil Pipelines - 2.1%
Enbridge, Inc.	304,484	$11,138,025
Canada Oil & Gas Production - 1.9%
Ovintiv, Inc.	187,315	9,678,566
United States Crude Oil Pipelines - 4.7%
Plains GP Holdings L.P.	1,370,563	24,683,840
United States Natural Gas Gathering/Processing - 4.7%
Equitrans Midstream Corp.	661,408	9,444,906
Hess Midstream LP - Class A	276,274	9,600,522
Kinetik Holdings, Inc.	40,684	1,667,637
Kodiak Gas Services, Inc.	145,707	4,014,228
		24,727,293
United States Natural Gas/Natural Gas Liquids Pipelines - 24.2%
Cheniere Energy, Inc.	235,544	37,166,488
Kinder Morgan, Inc.	670,842	13,074,711
ONEOK, Inc.	315,901	25,587,981
Targa Resources Corp.	222,480	26,303,810
The Williams Companies, Inc.	589,845	24,484,466
		126,617,456
United States Oil & Gas Production - 15.2%
ConocoPhillips	162,747	18,956,771
Coterra Energy, Inc.	432,396	12,331,934
Devon Energy Corporation	170,926	8,389,048
Diamondback Energy, Inc.	64,482	12,848,683
EQT Corporation	472,972	19,434,419
Exxon Mobil Corp.	67,539	7,919,623
		79,880,478
United States Refined Product Pipelines - 1.9%
Phillips 66	71,185	10,116,100
United States Renewables and Power Infrastructure - 2.7%
Clearway Energy, Inc. - Class C	154,878	4,336,584
Vistra Corp.	97,935	9,703,400
		14,039,984
TOTAL COMMON STOCKS (Cost $193,805,875)		300,881,742

	Units
MASTER LIMITED PARTNERSHIPS - 22.2%
United States Crude Oil Pipelines - 2.5%
Plains All American Pipeline LP	781,293	13,289,794
United States Natural Gas Gathering/Processing - 3.1%
Western Midstream Partners LP	432,087	16,125,487
United States Natural Gas Pipelines - 9.4%
Energy Transfer LP	1,639,077	25,684,337
Enterprise Products Partners LP	825,395	23,523,757
		49,208,094

	Units	Value
United States Refined Product Pipelines - 7.2%
MPLX LP	936,118	$38,081,280
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $60,752,936)		116,704,655

	Par
CORPORATE BONDS - 18.4%
Canada Crude Oil Pipelines - 0.7%
Enbridge, Inc., 5.50% to 07/15/2027 then 3 mo. Term SOFR + 3.68%, 07/15/2077	4,000,000	3,768,644
United States Natural Gas Gathering/Processing - 5.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 03/01/2027(a)	6,370,000	6,287,426
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.63%, 07/15/2026(a)	3,800,000	3,799,225
EnLink Midstream, LLC, 5.38%, 06/01/2029	4,455,000	4,337,321
Hess Midstream Operations LP, 5.63%, 02/15/2026(a)	8,125,000	8,080,489
Kodiak Gas Services LLC, 7.25%, 02/15/2029(a)	5,000,000	5,081,343
		27,585,804
United States Natural Gas/Natural Gas Liquids Pipelines - 6.5%
DT Midstream, Inc., 4.38%, 06/15/2031(a)	6,100,000	5,482,525
EQM Midstream Partners LP, 5.50%, 07/15/2028	4,250,000	4,157,212
NGPL PipeCo LLC, 7.77%, 12/15/2037(a)	9,125,000	10,422,429
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(a)	7,925,000	7,564,640
Venture Global LNG, Inc., 9.88%, 02/01/2032 (a)	6,000,000	6,437,338
		34,064,144
United States Oil & Gas Production - 0.9%
Comstock Resources, Inc., 6.75%, 03/01/2029(a)	5,000,000	4,835,945
United States Oil Field Services - 1.2%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027(a)	6,575,000	6,597,342
United States Other - 2.6%
New Fortress Energy, Inc.
6.75%, 09/15/2025(a)	5,708,000	5,645,218
6.50%, 09/30/2026(a)	8,400,000	7,910,646
		13,555,864

The accompanying notes are an integral part of these financial statements.

2

Tortoise Energy Infrastructure and Income Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
United States Refining - 1.2%
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030(a)	6,000,000	$ 6,171,546
TOTAL CORPORATE BONDS (Cost $96,572,160)		96,579,289

	Shares
SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
First American Government Obligations Fund - Class X, 5.24%(b)	6,462,322	6,462,322
TOTAL SHORT-TERM INVESTMENTS (Cost $6,462,322)		6,462,322
TOTAL INVESTMENTS - 99.2% (Cost $357,593,293)		$520,628,008
Other Assets in Excess of Liabilities - 0.8%		4,031,313
TOTAL NET ASSETS - 100.0%		$524,659,321

Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $84,316,112 or 16.1% of the Fund’s net assets.

(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

3

Ecofin Global Renewables Infrastructure Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Belgium Electricity Transmission Operators - 1.3%
Elia Group SA/NV	34,498	$ 3,513,732
Canada Renewable Power Producers - 4.2%
Innergex Renewable Energy, Inc.	1,588,895	11,377,978
Denmark Infrastructure, Utilities and Renewables - 3.3%
Orsted AS(a)	144,630	8,871,138
France Power - 5.1%
Neoen SA	335,648	13,844,305
Hong Kong Renewable Power Producers - 5.4%
China Longyuan Power Group Corp. Ltd.	8,135,898	7,434,102
China Suntien Green Energy Corp. Ltd.	11,889,782	5,596,257
Xinyi Energy Holdings Ltd.	12,103,729	1,722,112
		14,752,471
India Power - 5.0%
ReNew Energy Global PLC - Class A(a)	2,279,867	13,656,403
Italy Electricity Transmission Operators - 3.9%
Terna - Rete Elettrica Nazionale SpA	1,271,294	10,699,797
Italy Power - 3.2%
Enel SpA	1,205,983	8,756,266
Italy Renewable Power Producers - 5.7%
ERG SpA	558,853	15,659,484
Japan Renewable Power Producers - 1.6%
RENOVA, Inc.(a)	677,792	4,420,810
Portugal Electric Utilities - 3.7%
EDP - Energias de Portugal, S.A.	2,488,275	10,124,843
Portugal Renewables Power Producer - 1.7%
Greenvolt-Energias Renovaveis, S.A.(a)	519,343	4,679,959
Spain Integrated Utilities - 2.2%
EDP Renovaveis SA	379,947	6,105,887
Switzerland Integrated Utilities - 2.2%
BKW Energie AG	38,075	5,999,943
Thailand Renewable Power Producers - 0.9%
Super Energy Corporation PLC(a)	301,831,784	2,379,212

	Shares	Value
United Kingdom Renewable Power Producers - 6.9%
Atlantica Sustainable Infrastructure PLC	472,850	$10,393,243
Greencoat UK Wind PLC/Funds	2,439,888	4,380,594
National Grid PLC	365,579	4,110,539
		18,884,376
United States Electric Utilities - 22.4%
Avista Corp.	324,134	11,986,475
Constellation Energy Corp.	11,303	2,455,577
Edison International	176,174	13,538,972
Exelon Corp.	362,666	13,618,108
NextEra Energy, Inc.	176,346	14,111,207
Public Service Enterprise Group Incorporated	71,566	5,421,840
		61,132,179
United States Renewable Power Producers - 16.6%
Clearway Energy, Inc.	578,010	16,184,280
Dominion Energy, Inc.	267,392	14,417,776
NextEra Energy Partners LP	431,715	14,553,113
		45,155,169
TOTAL COMMON STOCKS (Cost $268,306,069)		260,013,952
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.24%(b)	709,026	709,026
TOTAL SHORT-TERM INVESTMENTS (Cost $709,026)		709,026
TOTAL INVESTMENTS - 95.6% (Cost $269,015,095)		$ 260,722,978
Other Assets in Excess of Liabilities - 4.4%		11,868,968
TOTAL NET ASSETS - 100.0%		$272,591,946

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

4

Ecofin Global Renewables Infrastructure Fund
Schedule of Total Return Swap Contracts
as of May 31, 2024 (Unaudited)

Reference Entity	Counterparty	Long/ Short	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Upfront Payments (Receipts)	Value/ Unrealized Appreciation (Depreciation)
Drax Group LLC	Morgan Stanley	Long	08/15/2024	0.21%	Month	$9,193,659	$3,239,113	$216,585
							$3,239,113	$216,585

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets & Liabilities
May 31, 2024 (Unaudited)

	Tortoise Energy Infrastructure Total Return Fund	Tortoise Energy Infrastructure and Income Fund	Ecofin Global Renewables Infrastructure Fund
Assets:
Investments, at fair value (cost $1,570,912,987, $357,593,293,and $269,015,095, respectively)	$ 2,493,735,205	$520,628,008	$ 260,722,978
Foreign Cash (cost $0, $0, and $77,659, respectively)	—	—	77,725
Cash held as collateral	—	—	10,009,146
Dividends & interest receivable	1,917,095	2,825,772	1,232,927
Receivable for investment securities sold	3,726,613	11,442,237	3,944,726
Receivable for swap contracts	—	—	216,585
Receivable for capital shares sold	3,379,921	89,835	1,224,537
Prepaid expenses and other assets	68,078	35,360	20,136
Total assets	2,502,826,912	535,021,212	277,526,424
Liabilities:
Payable for investment securities purchased	—	9,679,464	4,112,759
Payable for capital shares redeemed	700,345	87,031	525,626
Payable to Adviser	1,777,042	444,665	169,297
Payable for fund administration & accounting fees	76,251	23,254	9,206
Payable for compliance fees	641	640	542
Payable for custody fees	19,278	2,930	7,642
Payable for audit & tax	26,898	15,915	15,635
Payable for transfer agent fees & expenses	59,579	13,505	13,876
Accrued expenses	133,860	29,251	—
Accrued distribution fees	354,130	65,236	2,231
Total liabilities	3,148,024	10,361,891	4,934,478
Net Assets	$ 2,499,678,888	$524,659,321	$ 272,591,946
Net Assets Consist of:
Capital Stock	$ 2,670,246,860	$782,537,864	$ 316,201,662
Total accumulated loss	(170,567,972)	(257,878,543)	(43,609,716)
Net assets	$ 2,499,678,888	$524,659,321	$ 272,591,946
Institutional Class
Net assets	$ 2,257,483,132	$454,557,442	$ 271,382,976
Shares issued and outstanding(1)	142,187,921	55,201,739	27,825,033
Net asset value, redemption price and minimum offering price per share	$15.88	$8.23	$9.75
A Class
Net assets	$223,208,298	$51,852,696	$1,208,970
Shares issued and outstanding(1)	14,291,889	6,153,180	124,191
Net asset value, redemption price and minimum offering price per share	$15.62	$8.43	$9.73
Maximum offering price per share(2)	$16.53	$8.92	$10.30

See accompanying Notes to Financial Statements.

6

Statement of Assets & Liabilities
May 31, 2024 (Unaudited) (Continued)

	Tortoise Energy Infrastructure Total Return Fund	Tortoise Energy Infrastructure and Income Fund	Ecofin Global Renewables Infrastructure Fund
C Class
Net assets	$ 18,987,458	$ 18,249,183	$ —
Shares issued and outstanding(1)	1,249,270	2,188,573	—
Net asset value, redemption price and minimum offering price per share	$15.20	$8.34	$—

(1)	Unlimited shares authorized.
(2)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
See accompanying Notes to Financial Statements.

7

Statements of Operations
For the Six Months Ended May 31, 2024 (Unaudited)

	Tortoise Energy Infrastructure Total Return Fund	Tortoise Energy Infrastructure and Income Fund	Ecofin Global Renewables Infrastructure Fund
Investment Income:
Dividends income	$32,274,786	$4,954,396	$2,945,051
Less: foreign taxes withheld	(1,892,536)	(6,1410)	(412,464)
Interest income	1,161,496	3,241,352	374,040
Total investment income	31,543,746	8,134,338	2,906,627
Expenses:
Advisory fees (See Note 6)	9,657,159	2,529,251	942,563
Fund administration & accounting fees (See Note 6)	438,261	153,824	94,486
Transfer agent fees & expenses (See Note 6)	137,693	55,032	36,714
Shareholder communication fees	103,950	21,384	9,849
Custody fees (See Note 6)	58,058	9,907	19,628
Registration fees	39,250	28,328	20,017
Audit & tax fees	26,901	15,911	15,639
Trustee fees	11,341	10,515	10,428
Other	12,538	4,886	3,480
Legal fees	9,053	6,321	6,385
Insurance fees	8,222	2,301	1,652
Compliance fees (See Note 6)	5,227	5,225	5,225
Distribution fees (See Note 7):
A Class	258,112	61,953	1,828
C Class	93,030	90,492	—
Total expenses before interest expense	10,858,795	2,995,330	1,167,894
Interest expense on line of credit (See Note 11)	7,932	132	7,792
Total expenses	10,866,727	2,995,462	1,175,686
Net Investment Income	20,677,019	5,138,876	1,730,941
Realized and Unrealized Gain (Loss) on Investments and Translations of Foreign Currency
Net realized gain (loss) on:
Unaffiliated Investments, including foreign currency gain (loss)	72,887,191	9,787,708	(7,883,574)
Swap contracts	—	—	1,785,198
Net change in unrealized appreciation (depreciation) of:
Unaffiliated investments and translations of foreign currency	193,049,018	36,231,918	36,054,109
Swap contracts	—	—	5,292
Net realized and unrealized gain on investments and translations of foreign currency	265,936,209	46,019,626	29,961,025
Net increase in net assets resulting from operations	$286,613,228	$51,158,502	$31,691,966

See accompanying Notes to Financial Statements.

8

Statements of Changes in Net Assets

	Tortoise Energy Infrastructure Total Return Fund		Tortoise Energy Infrastructure and Income Fund
	For the Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	For the Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations
Net investment income	$20,677,019	$39,541,790	$5,138,876	$10,445,969
Net realized gain on unaffiliated investments and foreign currency	72,887,191	273,202,779	9,787,708	36,995,944
Net change in unrealized appreciation (depreciation) of unaffiliated investments and translations of foreign currency	193,049,018	(140,489,303)	36,231,918	(19,344,072)
Net increase in net assets resulting from operations	286,613,228	172,255,266	51,158,502	28,097,841

Capital Share Transactions
Institutional Class:
Proceeds from shares sold	286,204,321	390,902,199	22,345,920	61,090,754
Proceeds from reinvestment of distributions	54,706,268	67,615,673	7,186,059	14,174,851
Payments for shares redeemed	(254,794,517)	(767,963,098)	(37,309,246)	(99,940,873)
Increase (decrease) in net assets from Institutional Class transactions	86,116,072	(309,445,226)	(7,777,267)	(24,675,268)
A Class:
Proceeds from shares sold(1)	7,321,809	15,773,373	4,651,628	10,535,192
Proceeds from reinvestment of distributions	7,426,435	7,537,237	426,540	764,939
Payments for shares redeemed	(8,045,866)	(22,963,720)	(5,309,383)	(8,409,091)
Increase (decrease) in net assets from A Class transactions	6,702,378	346,890	(231,215)	2,891,040
C Class:
Proceeds from shares sold	415,803	1,234,184	597,061	1,342,526
Proceeds from reinvestment of distributions	575,871	712,895	224,827	539,456
Payments for shares redeemed(1)	(3,068,469)	(5,286,444)	(2,923,976)	(6,664,453)
Decrease in net assets from C Class transactions	(2,076,795)	(3,339,365)	(2,102,088)	(4,782,471)
Net increase (decrease) in net assets resulting from capital share transactions	90,741,655	(312,437,701)	(10,110,570)	(26,566,699)

See accompanying Notes to Financial Statements.

9

Statements of Changes in Net Assets (Continued)

	Tortoise Energy Infrastructure Total Return Fund		Tortoise Energy Infrastructure and Income Fund
	For the Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	For the Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Distributions to Shareholders
From distributable earnings
Institutional Class	(21,830,037)	(56,646,159)	(555,812)	(10,850,004)
A Class	(2,167,549)	(4,969,028)	(51,112)	(1,120,812)
C Class	(197,664)	(545,949)	(7,484)	(474,534)
From tax return of capital
Institutional Class	(54,578,191)	(32,455,237)	(12,921,374)	(16,282,380)
A Class	(5,567,101)	(2,885,841)	(1,424,493)	(1,681,978)
C Class	(499,333)	(313,735)	(494,560)	(712,126)
Total distributions to shareholders	(84,839,875)	(97,815,949)	(15,454,835)	(31,121,834)
Total Increase (Decrease) in Net Assets	292,515,008	(237,998,384)	25,593,097	(29,590,692)
Net Assets
Beginning of period	2,207,163,880	2,445,162,264	499,066,224	528,656,916
End of period	$2,499,678,888	$2,207,163,880	$ 524,659,321	$ 499,066,224
Transactions in Shares:
Institutional Class:
Shares sold	18,862,212	29,251,670	2,837,855	8,342,522
Shares issued to holders in reinvestment of dividends	3,681,211	5,084,727	907,572	1,946,926
Shares redeemed	(17,187,982)	(57,258,977)	(4,735,495)	(13,667,360)
Increase (Decrease) in Institutional Class shares outstanding	5,355,441	(22,922,580)	(990,068)	(3,377,912)
A Class:
Shares sold(1)	502,940	1,180,887	577,967	1,402,538
Shares issued to holders in reinvestment of dividends	507,820	572,589	52,554	102,478
Shares redeemed	(553,204)	(1,792,412)	(664,014)	(1,121,693)
Increase (Decrease) in A Class shares outstanding	457,556	(38,936)	(33,493)	383,323
C Class:
Shares sold	27,932	96,653	74,856	179,078
Shares issued to holders in reinvestment of dividends	40,392	55,315	27,954	72,782
Shares redeemed(1)	(215,589)	(402,800)	(370,285)	(890,571)
Decrease in C Class shares outstanding	(147,265)	(250,832)	(267,475)	(638,711)
Net Increase (Decrease) in shares outstanding	5,665,732	(23,212,348)	(1,291,036)	(3,633,300)

(1)	Includes exchanges between share classes of the fund.
See accompanying Notes to Financial Statements.

10

Statements of Changes in Net Assets (Continued)

	Ecofin Global Renewables Infrastructure Fund
	For the Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations
Net investment income	$1,730,941	$5,849,574
Net realized gain (loss) on investments, swaps contracts and foreign currency	(6,098,376)	(28,153,809)
Net change in unrealized depreciation of investments, swap contracts and translations of foreign currency	36,059,401	(38,913,093)
Net Increase (Decrease) in net assets resulting from operations	31,691,966	(61,217,328)

Capital Share Transactions
Institutional Class:
Proceeds from shares sold	66,194,208	132,111,089
Proceeds from reinvestment of distributions	4,445,795	7,277,724
Payments for shares redeemed	(54,677,851)	(191,448,918)
Increase (Decrease) in net assets from Institutional Class transactions	15,962,152	(52,060,105)
A Class:
Proceeds from shares sold	82,079	624,487
Proceeds from reinvestment of distributions	34,599	64,558
Payments for shares redeemed	(870,047)	(662,108)
Increase (Decrease) in net assets from A Class transactions	(753,369)	26,937
Net Increase (Decrease) in net assets resulting from capital share transactions	15,208,783	(52,033,168)

Distributions to Shareholders
From distributable earnings
Institutional Class	(2,163,672)	(1,792,623)
A Class	(15,497)	(11,439)
From tax return of capital
Institutional Class	(3,982,424)	(8,054,111)
A Class	(19,163)	(53,174)
Total distributions to shareholders	(6,180,756)	(9,911,347)
Total Increase (Decrease) in Net Assets	40,719,993	(123,161,843)

Net Assets
Beginning of period	231,871,953	355,033,796
End of period	$272,591,946	231,871,953

Transactions in Shares:
Institutional Class:
Shares sold	7,431,949	13,550,530
Shares issued to holders in reinvestment of dividends	472,689	745,840
Shares redeemed	(6,156,198)	(19,329,343)
Increase (Decrease) in Institutional Class shares outstanding	1,748,440	(5,032,973)

See accompanying Notes to Financial Statements.

11

Statements of Changes in Net Assets (Continued)

	Ecofin Global Renewables Infrastructure Fund
	For the Six Months Ended May 31, 2024	Year Ended November 30, 2023
A Class:
Shares sold	$9,227	$62,638
Shares issued to holders in reinvestment of dividends	3,679	6,694
Shares redeemed	(96,172)	(65,349)
Increase (Decrease) in A Class shares outstanding	(83,266)	3,983
Net Increase (Decrease) in shares outstanding	1,665,174	(5,028,990)

See accompanying Notes to Financial Statements.

12

Tortoise Energy Infrastructure Total Return Fund
Financial Highlights
Institutional Class

	For the Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
		2023	2022	2021	2020	2019
Per Common Share Data(1)
Net asset value, beginning of period	$14.54	$13.97	$11.20	$8.33	$11.61	$12.29

Investment operations:
Net investment income(2)	0.15	0.19	0.02	0.06	0.12	0.14
Net realized and unrealized gain (loss) on investments and translations of foreign currency(2)	1.74	0.97	3.31	3.27	(2.96)	(0.26)
Total from investment operations	1.89	1.16	3.33	3.33	(2.84)	(0.12)

Less distributions from:
Net investment income	(0.15)	(0.37)	(0.10)	(0.16)	(0.14)	(0.20)
Net realized gains	—	—	—	—	—	—
Return of capital	(0.40)	(0.22)	(0.46)	(0.30)	(0.30)	(0.36)
Total distributions	(0.55)	(0.59)	(0.56)	(0.46)	(0.44)	(0.56)
Net asset value, end of period	$15.88	$14.54	$13.97	$11.20	$8.33	$11.61
Total Return(3)	13.35%	8.73%	31.52%	40.51%	(24.70)%	(1.09)%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$ 2,257,483	$ 1,989,434	$ 2,231,400	$ 1,680,834	$ 1,493,621	$ 3,226,450
Ratio of expenses to average net assets(4)	0.92%	0.93%	0.93%	0.94%	0.94%	0.93%
Ratio of expenses excluding interest expense to average net assets(4)	0.92%	0.93%	0.93%	0.93%	0.94%	0.93%
Ratio of net investment income to average net assets(4)	1.85%	1.78%	1.10%	0.92%	1.64%	1.01%
Portfolio turnover rate(3)	10%	7%	20%	32%	39%	19%

(1)	For an Institutional Class Share outstanding for the entire period.
(2)
The per common share data for the years ended November 30, 2023, 2022, 2021, 2020, and 2019 do not reflect the change in estimate of investment income and return of capital. See Note 2 to the financial statements for further disclosure.

(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
See accompanying Notes to Financial Statements.

13

Tortoise Energy Infrastructure Total Return Fund
Financial Highlights (Continued)
A Class

	For the Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
		2023	2022	2021	2020	2019
Per Common Share Data(1)
Net asset value, beginning of period	$14.33	$13.80	$11.07	$8.25	$11.50	$12.18
Investment operations:
Net investment income (loss)(2)	0.13	0.21	(0.03)	0.08	0.16	0.11
Net realized and unrealized gain (loss) on investments and translations of foreign currency(2)	1.71	0.90	3.30	3.19	(3.01)	(0.26)
Total from investment operations	1.84	1.11	3.27	3.27	(2.85)	(0.15)
Less distributions from:
Net investment income	(0.15)	(0.37)	(0.10)	(0.16)	(0.11)	(0.18)
Net realized gains	—	—	—	—	—	—
Return of capital	(0.40)	(0.21)	(0.44)	(0.29)	(0.29)	(0.35)
Total distributions	(0.55)	(0.58)	(0.54)	(0.45)	(0.40)	(0.53)
Net asset value, end of period	$15.62	$14.33	$13.80	$11.07	$8.25	$11.50
Total Return(3)(4)	13.17%	8.48%	31.26%	40.12%	(24.94)%	(1.38)%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$ 223,208	$ 198,181	$ 191,407	$ 168,259	$ 132,882	$ 469,882
Ratio of expenses to average net assets(5)	1.17%	1.18%	1.18%	1.19%	1.19%	1.18%
Ratio of expenses excluding interest expense to average net assets(5)	1.17%	1.18%	1.18%	1.18%	1.18%	1.18%
Ratio of net investment income to average net assets(5)	1.60%	1.53%	0.85%	0.67%	1.40%	0.76%
Portfolio turnover rate(4)	10%	7%	20%	32%	39%	19%

(1)	For an A Class Share outstanding for the entire period. Prior to March 30, 2019, A Class Shares were known as Investor Class Shares.
(2)
The per common share data for the years ended November 30, 2023, 2022, 2021, 2020, and 2019 do not reflect the change in estimate of investment income and return of capital. See Note 2 to the financial statements for further disclosure.

(3)	Total return does not reflect sales charges.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
See accompanying Notes to Financial Statements.

14

Tortoise Energy Infrastructure Total Return Fund
Financial Highlights (Continued)
C Class

	For the Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
		2023	2022	2021	2020	2019
Per Common Share Data(1)
Net asset value, beginning of period	$14.00	$13.57	$10.92	$8.18	$11.39	$12.05
Investment operations:
Net investment income (loss)(2)	—	0.01	(0.15)	(0.07)	0.05	(0.01)
Net realized and unrealized gain (loss) on investments and translations of foreign currency(2)	1.74	0.98	3.28	3.23	(2.94)	(0.23)
Total from investment operations	1.74	0.99	3.13	3.16	(2.89)	(0.24)
Less distributions from:
Net investment income	(0.14)	(0.35)	(0.08)	(0.16)	(0.11)	(0.15)
Net realized gains	—	—	—	—	—	—
Return of capital	(0.40)	(0.21)	(0.40)	(0.26)	(0.21)	(0.27)
Total distributions	(0.54)	(0.56)	(0.48)	(0.42)	(0.32)	(0.42)
Net asset value, end of period	$15.20	$14.00	$13.57	$10.92	$8.18	$11.39
Total Return(3)(4)	12.76%	7.68%	30.22%	39.00%	(25.41)%	(2.13)%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$ 18,987	$ 19,548	$ 22,356	$ 20,625	$ 19,530	$ 37,888
Ratio of expenses to average net assets(5)	1.92%	1.93%	1.93%	1.94%	1.94%	1.93%
Ratio of expenses excluding interest expense to average net assets(5)	1.92%	1.93%	1.93%	1.93%	1.94%	1.93%
Ratio of net investment income (loss) to average net assets(5)	0.85%	0.78%	0.11%	(0.08)%	0.64%	0.01%
Portfolio turnover rate(4)	10%	7%	20%	32%	39%	19%

(1)	For a C Class Share outstanding for the entire period.
(2)
The per common share data for the years ended November 30, 2023, 2022, 2021, 2020, and 2019 do not reflect the change in estimate of investment income and return of capital. See Note 2 to the financial statements for further disclosure.

(3)	Total return does not reflect sales charges.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
See accompanying Notes to Financial Statements.

15

Tortoise Energy Infrastructure and Income Fund
Financial Highlights (Continued)
Institutional Class

	For the Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
		2023	2022	2021	2020	2019
Per Common Share Data(1)
Net asset value, beginning of period	$7.68	$7.70	$6.45	$5.44	$6.74	$7.43
Investment operations:
Net investment income	0.07	0.16(2)	0.22	0.10	0.11(2)	0.81
Net realized and unrealized gain (loss) on investments and translations of foreign currency	0.72	0.29	1.50	1.38	(0.91)	(0.82)
Total from investment operations	0.79	0.45	1.72	1.48	(0.80)	(0.01)
Less distributions from:
Net investment income	(0.03)	(0.19)	(0.14)	(0.07)	(0.08)	(0.01)
Net realized gains	—	—	—	—	—	—
Return of capital	(0.21)	(0.28)	(0.33)	(0.40)	(0.42)	(0.67)
Total distributions	(0.24)	(0.47)	(0.47)	(0.47)	(0.50)	(0.68)
Redemption fee proceeds	—	—	—	—	—	—(3)
Net asset value, end of period	$8.23	$7.68	$7.70	$6.45	$5.44	$6.74
Total Return(4)	10.50%	6.32%	27.03%	27.63%	(11.83)%	(0.29)%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$ 454,557	$ 431,332	$ 458,578	$ 353,595	$ 291,420	$ 628,295
Ratio of expenses to average net assets(5)	1.12%	1.13%	1.13%	1.16%	1.14%	1.17%
Ratio of expenses excluding interest expense to average net assets(5)	1.12%	1.13%	1.13%	1.16%	1.13%	1.17%
Ratio of net investment income to average net assets(5)	2.09%	2.17%	1.83%	1.00%	2.02%	1.68%
Portfolio turnover rate(4)	11%	6%	10%	22%	43%	48%

(1)	For an Institutional Class Share outstanding for the entire period.
(2)	Per share amounts calculated using average shares method.
(3)	Amount per share is less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
See accompanying Notes to Financial Statements.

16

Tortoise Energy Infrastructure and Income Fund
Financial Highlights (Continued)
A Class

	For the Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
		2023	2022	2021	2020	2019
Per Common Share Data(1)
Net asset value, beginning of period	$7.86	$7.88	$6.60	$5.56	$6.87	$7.56
Investment operations:
Net investment income	0.07	0.14(2)	0.13	0.05	0.10(2)	0.79
Net realized and unrealized gain (loss) on investments and translations of foreign currency	0.74	0.30	1.61	1.44	(0.93)	(0.80)
Total from investment operations	0.81	0.44	1.74	1.49	(0.83)	(0.01)
Less distributions from:
Net investment income	(0.03)	(0.18)	(0.14)	(0.06)	(0.07)	(0.01)
Net realized gains	—	—	—	—	—	—
Return of capital	(0.21)	(0.28)	(0.32)	(0.39)	(0.41)	(0.67)
Total distributions	(0.24)	(0.46)	(0.46)	(0.45)	(0.48)	(0.68)
Redemption fee proceeds	—	—	—	—	—	—(3)
Net asset value, end of period	$8.43	$7.86	$7.88	$6.60	$5.56	$6.87
Total Return(4)(5)	10.45%	6.10%	26.67%	27.19%	(11.96)%	(0.41)%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$51,853	$48,599	$45,741	$38,146	$32,256	$45,492
Ratio of expenses to average net assets(6)	1.37%	1.38%	1.38%	1.41%	1.39%	1.42%
Ratio of expenses excluding interest expense to average net assets(6)	1.37%	1.38%	1.38%	1.41%	1.38%	1.42%
Ratio of net investment income to average net assets(6)	1.84%	1.92%	1.58%	0.75%	1.76%	1.43%
Portfolio turnover rate(5)	11%	6%	10%	22%	43%	48%

(1)	For an A Class Share outstanding for the entire period.
(2)	Per share amounts calculated using average shares method.
(3)	Amount per share is less than $0.01.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
See accompanying Notes to Financial Statements.

17

Tortoise Energy Infrastructure and Income Fund
Financial Highlights (Continued)
C Class

	For the Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
		2023	2022	2021	2020	2019
Per Common Share Data(1)
Net asset value, beginning of period	$7.79	$7.86	$6.60	$5.57	$6.89	$7.59

Investment operations:
Net investment income (loss)	(0.14)	0.09(3)	(0.11)	(0.18)	0.06(3)	0.67
Net realized and unrealized gain (loss) on investments and translations of foreign currency	0.92	0.29	1.79	1.63	(0.94)	(0.75)
Total from investment operations	0.78	0.38	1.68	1.45	(0.88)	(0.08)

Less distributions from:
Net investment income	(0.02)	(0.18)	(0.12)	(0.06)	(0.07)	(0.01)
Net realized gains	—	—	—	—	—	—
Return of capital	(0.21)	(0.27)	(0.30)	(0.36)	(0.37)	(0.61)
Total distributions	(0.23)	(0.45)	0.42	0.42	(0.44)	(0.62)
Redemption fee proceeds	—	—	—	—	—	—(2)
Net asset value, end of period	$8.34	$7.79	$7.86	$6.60	$5.57	$6.89
Total Return(4)(5)	10.10%	5.27%	25.76%	26.35%	(12.72)%	(1.30)%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$ 18,249	$ 19,135	$ 24,339	$ 23,303	$ 23,650	$ 46,979
Ratio of expenses to average net assets(6)	2.12%	2.13%	2.13%	2.16%	2.14%	2.17%
Ratio of expenses excluding interest expense to average net assets(6)	2.12%	2.13%	2.13%	2.16%	2.13%	2.17%
Ratio of net investment income to average net assets(6)	1.09%	1.17%	0.83%	(0.00)%	1.02%	0.68%
Portfolio turnover rate(5)	11%	6%	10%	22%	43%	48%

(1)	For a C Class Share outstanding for the entire period.
(2)	Amount per share is less than $0.01.
(3)	Per share amounts calculated using the average shares method.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
See accompanying Notes to Financial Statements

18

Ecofin Global Renewables Infrastructure Fund
Financial Highlights (Continued)
Institutional Class

	For the Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,			Period from Inception(1) to November 30, 2020
		2023	2022	2021
Per Common Share Data(2)
Net asset value, beginning of period	$8.82	$11.34	$12.64	$11.42	$10.00
Investment operations:
Net investment income	0.07	0.19	0.11	0.15(3)	0.04
Net realized and unrealized gain (loss) on investments and translations of foreign currency	1.09	(2.37)	(0.84)	1.43	1.40
Total from investment operations	1.16	(2.18)	(0.73)	1.58	1.44
Less distributions from:
Net investment income	(0.09)	(0.12)	(0.24)	(0.31)	(0.02)
Net realized gains	—	—	(0.21)	(0.05)	—
Return of capital	(0.14)	(0.22)	(0.12)	—	—
Total distributions	(0.23)	(0.34)	(0.57)	(0.36)	(0.02)
Net asset value, end of period	$9.75	$8.82	$11.34	$12.64	$11.42
Total Return(4)	13.22%	(19.47)%	(5.97)%	14.02%	14.43%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$271,383	$230,043	$352,726	$368,864	$108,048
Ratio of expenses to average net assets:
Before expense waiver/recoupment(5)	0.93%	0.93%	0.90%	0.96%	1.46%
After expense waiver/recoupment(5)	0.93%	0.93%	0.91%	1.00%	1.00%
Ratio of expenses excluding interest expenses to average net assets:
Before expense waiver/recoupment(5)	0.93%	0.92%	0.90%	0.96%	1.46%
After expense waiver/recoupment(5)	0.93%	0.92%	0.91%	1.00%	1.00%
Ratio of net investment income to average net assets:
Before expense waiver/recoupment(5)	1.37%	1.95%	0.88%	1.30%	1.05%
After expense waiver/recoupment(5)	1.37%	1.95%	0.87%	1.26%	1.51%
Portfolio turnover rate(4)	25%	61%	40%	41%	20%

(1)	August 7, 2020.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Per share amounts calculated using average shares method.
(4)	Not annualized for periods less than one year.
(5)	Annualized for period less than one year.
See accompanying Notes to Financial Statements.

19

Ecofin Global Renewables Infrastructure Fund
Financial Highlights (Continued)
A Class

	For the Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,			Period from Inception(1) to November 30, 2020
		2023	2022	2021
Per Common Share Data(2)
Net asset value, beginning of period	$8.81	$11.34	$ 12.65	$11.44	$9.72
Investment operations:
Net investment income	0.21	0.17	0.16	0.13(3)	0.03
Net realized and unrealized gain (loss) on investments and translations of foreign currency	0.93	(2.37)	(0.92)	1.44	1.70
Total from investment operations	1.14	(2.20)	(0.76)	1.57	1.73
Less distributions from:
Net investment income	(0.08)	(0.12)	(0.23)	(0.31)	(0.01)
Net realized gains	—	—	(0.21)	(0.05)	—
Return of capital	(0.14)	(0.21)	(0.11)	—	—
Total distributions	(0.22)	(0.33)	(0.55)	(0.36)	(0.01)
Net asset value, end of period	$9.73	$8.81	$11.34	$ 12.65	$11.44
Total Return(4)(5)	13.10%	(19.66)%	(6.21)%	13.66%	17.82%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$ 1,209	$1,829	$ 2,308	$ 4,983	$ 1,338
Ratio of expenses to average net assets:
Before expense waiver/recoupment(5)	1.18%	1.19%	1.15%	1.21%	2.08%
After expense waiver/recoupment(5)	1.18%	1.19%	1.16%	1.25%	1.25%
Ratio of expenses excluding interest expenses to average net assets:
Before expense waiver	1.17%	1.18%	2.41%	2.41%	2.41%
After expense waiver	1.17%	1.18%	1.35%	1.35%	1.35%
Ratio of net investment income to average net assets:
Before expense waiver/recoupment(5)	1.13%	1.70%	0.63%	1.05%	2.43%
After expense waiver/recoupment(5)	1.13%	1.70%	0.62%	1.01%	3.26%
Portfolio turnover rate(4)	25%	61%	40%	41%	20%

(1)	September 25, 2020.
(2)	For an A Class Share outstanding for the entire period.
(3)	Per share amounts calculated using average shares method.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Annualized for period less than one year.
See accompanying Notes to Financial Statements.

20

Tortoise Funds
Notes to Financial Statements
May 31, 2024 (Unaudited)
1. Organization
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Tortoise Energy Infrastructure Total Return Fund (“Energy Infrastructure Total Return Fund”, f/k/a Tortoise MLP & Pipeline Fund), the Tortoise Energy Infrastructure and Income Fund (“Energy Infrastructure and Income Fund and the Ecofin Global Renewables Infrastructure Fund (“Global Renewables Infrastructure Fund”) are each a non-diversified series with their own investment objectives and policies within the Trust. The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services Investment Companies.
The investment objective of the Energy Infrastructure Total Return Fund is total return. The Energy Infrastructure Total Return Fund seeks to achieve its objective by investing primarily in equity securities of master limited partnerships (“MLPs”) and pipeline companies that own and operate a network of energy infrastructure asset systems that transport, store, distribute, gather and/or process crude oil, refined petroleum products (including biodiesel and ethanol), natural gas or natural gas liquids. The Energy Infrastructure Total Return Fund commenced operations on May 31, 2011.
The investment objective of the Energy Infrastructure and Income Fund is primarily to seek current income and secondarily to seek long-term capital appreciation. The Energy Infrastructure and Income Fund primarily invests in equity and debt securities of MLPs focused in the energy infrastructure sector and in equity and debt securities of other companies focused in the energy infrastructure sector. The Energy Infrastructure and Income Fund commenced operations on December 27, 2010.
The investment objective of the Global Renewables Infrastructure Fund is to generate long-term total return derived principally from a combination of capital appreciation and income over time. the Fund will principally focus its investment activities in equity securities of companies who are developers, owners and operators, in full or in part, of renewable electricity technology plants and systems, and related infrastructure investments. The Fund will typically emphasize those companies achieving measurable improvements in overall emissions, as defined as those gases and particles that are exhausted into the air as a result of fuel combustion-related activities, relative to their market peers. The Fund’s investments in equity securities may include investments in other investment companies, real estate investment trusts, foreign investment funds, preferred stocks, rights, warrants, convertible securities, and initial public offerings. The Fund will be invested in a range of both developed and non-developed markets, commensurate with its investment criteria. The Fund considers non-developed market countries to be those countries defined as such by the MSCI Market Classification Framework. The Global Renewables Infrastructure Fund commenced operations on August 7, 2020.
The Energy Infrastructure Total Return Fund and the Energy Infrastructure and Income Fund offers three classes of shares: the Institutional Class, the A Class and the C Class. The Global Renewables Infrastructure Fund offer two classes of shares: The Institutional Class and the A Class. Institutional Class shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. A Class shares may be subject to a front-end sales charge of up to 5.50%. C Class shares may be subject to a deferred sales charge of up to 1.00%.
2. Significant Accounting Policies
The Funds are investment companies and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

21

Tortoise Funds
Notes to Financial Statements
May 31, 2024 (Unaudited) (Continued)
Foreign Currency Translation – The books and records relating to the Funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases: (1) market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and (2) purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
Federal Income Taxes The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of November 30, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the period ended May 31, 2024, the Funds did not incur any excise tax expense. . The Global Renewables Infrastructure Fund, Energy Infrastructure Total Return Fund and the Energy Infrastructure and Income Fund are subject to examination by U.S. taxing authorities for the tax years ended November 30, 2020 through 2023.
Securities Transactions, Income and Distributions - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Distributions received from the Funds’ investments generally are comprised of ordinary income and return of capital. The Funds allocate distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds.
During the period ended May 31, 2024, the Energy Infrastructure Total Return Fund reallocated the amount of return of capital recognized based on the 2023 tax reporting information received. The impact of this adjustment is a decrease to return of capital by approximately $1,097,522.
During the period ended May 31, 2024, the Energy Infrastructure and Income Fund reallocated the amount of return of capital recognized based on the 2023 tax reporting information received. The impact of this adjustment is an decrease to return of capital by approximately $346,008.
During the period ended May 31, 2024, the Global Renewables Infrastructure Fund reallocated the amount of return of capital recognized based on the 2023 information received. The impact of this adjustment is a increase to return of capital by approximately $899,789.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on

22

Tortoise Funds
Notes to Financial Statements
May 31, 2024 (Unaudited) (Continued)
relative net assets. 12b-1 fees are expensed at 0.25% and 1.00% of average daily net assets of A Class shares and C Class shares, respectively. Trust expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
Illiquid or Restricted Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value. Each Fund will not hold more than 15% of the value of its net assets in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. At May 31, 2024, the Funds did not hold any illiquid securities.
Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Cash and Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and include money market fund accounts.
3. Securities Valuation
The Funds have adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.
Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.
Common stock (including MLPs) – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating

23

Tortoise Funds
Notes to Financial Statements
May 31, 2024 (Unaudited) (Continued)
the Funds’ NAV in advance of the time the NAV is calculated. All foreign securities, with the exception of Canadian securities and those listed on a U.S. exchange, have an adjustment applied to their trade price and therefore are automatically deemed to be in Level 2 of the fair value hierarchy.
Corporate and Municipal Bonds – Corporate and municipal bonds, including listed issues, are valued at fair value on the basis of valuation furnished by an independent pricing service which utilized both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy.
Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Restricted Securities – Restricted securities are subject to statutory or contractual restrictions on their public resale, which may make it more difficult to obtain a valuation and may limit a Fund’s ability to dispose of them. Investments in private placement securities and other securities for which market quotations are not readily available are valued in good faith by using fair value procedures. Such fair value procedures may consider factors such as discounts to publicly traded issues and time until conversion date.
Derivative Instruments – Listed derivatives, including options, rights, swaps, warrants and futures that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Tortoise Capital Advisors, LLC (the “Adviser”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value each Fund’s securities by level within the fair value hierarchy as of May 31, 2024:

Energy Infrastructure Total Return Fund
	Level 1	Level 2	Level 3	Total
Common stock	$1,851,079,518	$ —	$ —	$1,851,079,518
Master limited partnerships	581,196,362	—	—	581,196,362
Short-term investment	61,459,325	—	—	61,459,325
Total investments in securities	$2,493,735,205	$—	$—	$2,493,735,205

Energy Infrastructure and Income Fund
	Level 1	Level 2	Level 3	Total
Common stock	$300,881,742	$—	$ —	$300,881,742
Master limited partnerships	116,704,655	—	—	116,704,655
Corporate bonds	—	96,579,289	—	96,579,289
Short-term investment	6,462,322	—	—	6,462,322
Total investments in securities	$424,048,719	$96,579,289	$—	$520,628,008

24

Tortoise Funds
Notes to Financial Statements
May 31, 2024 (Unaudited) (Continued)

Global Renewables Infrastructure Fund
	Level 1	Level 2	Level 3	Total
Common stock
Belgium	$—	$3,513,732	$ —	$3,513,732
Canada	11,377,978	—	—	11,377,978
Denmark		8,871,138	—	8,871,138
France	—	13,844,305	—	13,844,305
Hong Kong	—	14,752,471	—	14,752,471
India	13,656,403	—	—	13,656,403
Italy	—	35,115,547	—	35,115,547
Japan	—	4,420,810	—	4,420,810
Portugal	—	14,804,802	—	14,804,802
Spain	—	6,105,887	—	6,105,887
Switzerland	5,999,943	—	—	5,999,943
Thailand	2,379,212	—	—	2,379,212
United Kingdom	18,884,376	—	—	18,884,376
United States	106,287,348	—	—	106,287,348
Short-term investment	709,026	—	—	709,026
Total investments in securities	$159,294,286	$101,428,692	$—	$260,722,978

As of May 31, 2024, the Fund’s investments in other financial instruments* were classified as follows:

Swap Contracts	$ —	$ 216,585	$ —	$ 216,585
Total Other Financial Instruments	$ —	$ 216,585	$ —	$ 216,585

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, swap contracts and written options. Swap contracts are presented at the unrealized appreciation (depreciation) on the instruments.

Refer to each Fund’s Schedule of Investments for additional industry information.
4. Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Funds may use are options, futures contracts and options on futures contracts and other derivative securities. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund investing in a derivative instrument could lose more than the principal amount invested.
FASB Accounting Standards Codification 815, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about each Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on each Fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds’ derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.
For the year ended May 31, 2024, the Funds’ average quarterly notional values are as follows:

Fund	Long Total Return Swap Contracts
Global Renewables Infrastructure Fund	9,939,332

25

Tortoise Funds
Notes to Financial Statements
May 31, 2024 (Unaudited) (Continued)
The locations on the Statements of Assets and Liabilities of the Funds’ derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:
Values of Derivative Instruments as of May 31, 2024, on the Statements of Assets and Liabilities:
Global Renewables Infrastructure Fund

Derivatives not accounted for as hedging instruments under ASC 815	Assets		Liabilities
	Location	Fair Value	Location	Fair Value
Equity Contracts – Swap Contracts	Net Assets – unrealized appreciation on swap contracts**	$216,585	Net Assets – unrealized depreciation on swap contracts**	$ —

**	Includes cumulative appreciation/depreciation on swap contracts as reported in the Schedule of Open Swap Contracts.
The effect of Derivative Instruments on the Statements of Operations for the period ended May 31, 2024:
Amount of Realized Gain (Loss) on Derivatives

Global Renewables Infrastructure Fund
Derivatives not accounted for as hedging instruments under ASC 815	Swap Contracts
Equity Contracts	$1,785,198

Change in Unrealized Appreciation or (Depreciation) on Derivatives

Global Renewables Infrastructure Fund
Derivatives not accounted for as hedging instruments under ASC 815	Swap Contracts
Equity Contracts	$ 5,292

Balance Sheet Offsetting Information
The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of May 31, 2024.

Global Renewables Infrastructure Fund				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts Recognized	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Assets:
Swap Contracts	$216,585	$ —	$216,585	$ —	$216,585	$ —
Liabilities:
Swap Contracts	$—	$—	$—	$—	$—	$—

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, each fund manages its cash collateral and securities collateral on a counterparty basis.  As of May 31, 2024, the Funds did not enter into any netting agreements which would require any portfolio securities to be netted.

26

Tortoise Funds
Notes to Financial Statements
May 31, 2024 (Unaudited) (Continued)
5. Concentration Risk & General Risk
The Energy Infrastructure Total Return Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in securities of MLP and pipeline companies. Funds that primarily invest in a particular sector may experience greater volatility than funds investing in a broad range of industry sectors.
The Energy Infrastructure and Income Fund seeks to achieve their investment objective by investing, under normal market conditions, at least 80% of its net assets in securities of companies focused in the energy infrastructure sector. Funds that primarily invest in a particular sector may experience greater volatility than funds investing in a broad range of industry sectors.
The Global Renewables Infrastructure Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in securities of renewable infrastructure companies. Funds that primarily invest in a particular sector may experience greater volatility than funds investing in a broad range of industry sectors.
6. Investment Advisory Fee and Other Transactions with Affiliates
The Trust has an agreement with Tortoise Capital Advisors, L.L.C. (the “Adviser”) to furnish investment advisory services to the Funds. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% for the Global Renewables Infrastructure Fund, 0.85% for the Energy Infrastructure Total Return Fund, and 1.00% for the Energy Infrastructure and Income Fund of each Fund’s average daily net assets.
The Funds’ Adviser has contractually agreed to reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding distribution fees, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for each Fund do not exceed 1.00% for the Global Renewables Infrastructure Fund, 1.10% for the Energy Infrastructure Total Return Fund and 1.25% for the Energy Infrastructure and Income Fund of the average daily net assets of each Fund. Expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the expense reimbursement occurred and at the time of recoupment. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent and fund accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate of 0.07% of the first $125 million of the average daily net assets of each fund, 0.05% on the next $250 million of the average daily net assets and 0.0325% of the daily average net assets in excess of $375 million, subject to an annual minimum of $60,000 per fund. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended May 31, 2024 are disclosed in the Statements of Operations.
7. Distribution Costs
The Energy Infrastructure Total Return Fund and Energy Infrastructure and Income Fund have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the A Class and the C Class. The Global Renewables Infrastructure Fund have adopted a Distribution Plan pursuant to Rule 12b-1 in the A Class. The Plan permits each Fund to pay for distribution and related expenses at an annual rate of 0.25% of the A Class and 1.00% of the C Class average

27

Tortoise Funds
Notes to Financial Statements
May 31, 2024 (Unaudited) (Continued)
daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the period ended May 31, 2024, expenses incurred by the A Class and C Class pursuant to the Plan were as follows:

Fund	A Class	C Class
Energy Infrastructure Total Return Fund	$ 258,112	$ 93,030
Energy Infrastructure and Income Fund	61,953	90,492
Global Renewables Infrastructure Fund	1,828	N/A

8. Investment Transactions
The aggregate purchases and sales, excluding U.S. government securities and short-term investments, by the Funds for the period ended May 31, 2024, were as follows:

Fund	Purchases	Sales
Energy Infrastructure Total Return Fund	$ 304,592,656	$ 225,364,303
Energy Infrastructure and Income Fund	56,305,183	75,206,467
Global Renewables Infrastructure Fund	75,727,701	58,632,901

9. Federal Tax Information
As of November 30, 2023, the Funds’ most recent fiscal year end, cost basis of investments for federal income tax purposes and the components of accumulated losses on a tax basis were as follows:

	Energy Infrastructure Total Return Fund	Energy Infrastructure and Income Fund	Global Renewables Infrastructure Fund
Cost of investments	$1,548,910,672	$299,010,430	$276,883,011
Gross unrealized appreciation	$853,270,738	$220,995,244	$8,043,920
Gross unrealized depreciation	(417,475,033)	(84,208,167)	(65,114,992)
Net unrealized appreciation (depreciation)	435,795,705	136,787,057	(57,071,072)
Undistributed ordinary income	—	—	—
Undistributed long-term capital gain	—	—	—
Total distributable earnings	—	—	—
Other accumulated losses	(808,137,030)	(430,369,267)	(12,049,854)
Total accumulated gain (loss)	$(372,341,325)	$(293,582,210)	$(69,120,926)

The difference between book and tax-basis cost is attributable primarily to wash sales and MLP adjustments, if any.
As of November 30, 2023, the Energy Infrastructure Total Return Fund and the Energy Infrastructure and Income Fund had short-term capital loss carryforwards of $55,033,781 and $149,606,972, respectively, and the Energy Infrastructure Total Return Fund, Energy Infrastructure and Income Fund and Ecofin Global Renewables Infrastructure Fund had long-term capital loss carryforwards of $753,103,249, $148,997,698 and $12,049,854, respectively, which may be carried forward for an unlimited period under the Regulated Investment Company Modernization Act of 2010. In addition to the total capital loss carryforward, the Energy Infrastructure and Income Fund has a short-term carryforward of $60,744,580 and a long-term carryforward of $71,019,832 that it inherited as the result of the merger with Tortoise MLP & Energy Infrastructure Fund. These capital loss carryforwards are further subject to an initial annual limitation of $147,395 and $175,344 in short-term and long-term carryforwards, respectively, pursuant to Section 382. To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforwards. Capital loss carryforwards will retain their character as either short-term or long-term capital losses.

28

Tortoise Funds
Notes to Financial Statements
May 31, 2024 (Unaudited) (Continued)
Thus, such losses must be used first to offset gains of the same character; for example, long-term loss carryforwards will first offset long-term gains, before they can be used to offset short-term gains. For the Energy Infrastructure Total Return Fund and Energy Infrastructure and Income Fund, the capital gains and losses have been estimated based on information currently available and are subject to revision upon receipt of the 2023 tax reporting information from the individual MLPs.
In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending November 30 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are any net ordinary capital losses incurred between January 1 and the end of their fiscal year, November 30, 2023. For the taxable year ended November 30, 2023, The Energy Infrastructure Total Return Fund, the Energy Infrastructure and Income Fund and the Global Renewables Infrastructure Fund do not plan to defer any late year losses.
During the period ended May 31, 2024, the Funds paid the following distributions to shareholders:

	Energy Infrastructure Total Return Fund	Energy Infrastructure and Income Fund	Global Renewables Infrastructure Fund
Ordinary income*	$24,195,250	$614,408	$2,179,169
Long-term capital gains**	—	—	—
Return of capital	60,644,625	14,840,427	4,001,587
Total distributions	$84,839,875	$15,454,835	$6,180,756

During the year ended November 30, 2023, the Funds paid the following distributions to shareholders:

	Energy Infrastructure Total Return Fund	Energy Infrastructure and Income Fund	Global Renewables Infrastructure Fund
Ordinary income*	$62,161,136	$12,445,350	$1,804,062
Long-term capital gains**	—	—	—
Return of capital	35,654,813	18,676,484	8,107,285
Total distributions	$97,815,949	$31,121,834	$9,911,347

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Funds designate as long-term capital gain distributions, pursuant to Internal Revenue Code Section 852(b)(3)(c).
10. Line of Credit
The Funds have established a line of credit (“LOC”) in the amount of $150,000,000. Borrowings under the loan agreement are charged an interest rate equal to prime, 8.50% as of May 31, 2024. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds custodian, U.S. Bank, N.A. During the period ended May 31, 2024, the Energy Infrastructure Total Return Fund did not draw upon its LOC. During the period ended May 31, 2024, the LOC activity in the Energy Infrastructure and Income Fund and Global Renewables Infrastructure Fund was as follows:

Fund	Average Borrowings	Weighted-Average Interest Rate	Amount Outstanding as of May 31, 2024
Energy Infrastructure and Income Fund	$3,049	8.50%	$ —
Global Renewables Infrastructure Fund	157,197	8.50%	$—

29

Tortoise Funds
Notes to Financial Statements
May 31, 2024 (Unaudited) (Continued)
11. Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2024, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Energy Infrastructure and Income Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	37.71%
Global Renewables Infrastructure Fund	Charles Schwab & Co Inc.	30.26%
Global Renewables Infrastructure Fund	JP Morgan Securities, LLC	28.57%
Global Renewables Infrastructure Fund	National Financial Services, LLC	28.17%

30

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Tortoise Capital Advisors, L.L.C.
APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT — Ecofin Advisors Limited (Unaudited)
At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 21-22, 2024, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement between the Trust and Tortoise Capital Advisors, L.L.C. (“Tortoise” or the “Adviser”) regarding the Tortoise Energy Infrastructure Total Return Fund, Tortoise Energy Infrastructure and Income Fund and Ecofin Global Renewables Infrastructure Fund (each a “Fund” or collectively, the “Funds”) (the “Investment Advisory Agreement”), and the investment sub-advisory agreement between Tortoise and Ecofin Advisors Limited (“Ecofin” or the “Sub-Adviser”) regarding the Ecofin Global Renewables Infrastructure Fund (the “Investment Sub-Advisory Agreement), each for another annual term.
Prior to this meeting and at a meeting held on January 4, 2024, the Trustees received and considered information from Tortoise, Ecofin and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum and advice from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.
In determining whether to continue the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent, and quality of the services provided by Tortoise with respect to the Fund and the Sub-Adviser with respect to the Ecofin Global Renewables Infrastructure Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Tortoise and Ecofin; (3) the costs of the services provided by Tortoise and the profits realized by Tortoise from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Tortoise and its affiliates, and the Sub-Adviser as applicable, resulting from services rendered to the Fund. The Trustees also weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling, and considered the information and made its determinations for each Fund separately and independently of the other Funds.
Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives of Tortoise, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Tortoise as set forth in the Investment Advisory Agreement, as it relates to each Fund, and between Tortoise and Ecofin as set forth in the Investment Sub-Advisory Agreement, as it relates to the Ecofin Global Renewables Infrastructure Fund, continue to be fair and reasonable in light of the services that Tortoise and Ecofin perform, the investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement, as it relates to each Fund, and the Investment Sub-Advisory Agreement, as it relates to the Ecofin Global Renewables Infrastructure Fund, are summarized below.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Tortoise provides under the Investment Advisory Agreement with respect to each Fund, noting that such services include, but are not limited to, the following: (1) providing for, and supervising through the use of the Sub-Adviser where applicable, the general management and investment of the Fund’s investment portfolio; (2) determining, or where applicable overseeing the determination by the Sub-Adviser, the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Tortoise or the Sub-Adviser effect on behalf of the Fund; (5) selecting, or where applicable overseeing the selection by the Sub-Adviser of, broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees reviewed Tortoise’s assets under management, financial

31

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Tortoise Capital Advisors, L.L.C.
APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT — Ecofin Advisors Limited (Unaudited) (Continued)
statements, and capitalization. In that regard, the Trustees concluded that Tortoise had sufficient resources to support the management of the Funds. The Trustees considered the specialized investment strategies that Tortoise uses to manage the Funds, Tortoise’s experience in implementing similar strategies, and the significant investment experience of Tortoise and its portfolio managers in the energy industry. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Tortoise provides to the Funds under the Investment Advisory Agreement.
Similar to the review of Tortoise, the Trustees considered the scope of services that Ecofin provides under its Investment Sub-Advisory Agreement, noting that such services include, but are not limited to, the following with respect to the assets managed for the Ecofin Global Renewables Infrastructure Fund: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) maintaining the required books and records for transactions that the Sub-Adviser effects on behalf of the Fund; (3) selecting broker-dealers to execute orders on behalf of the Fund; and (4) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees considered Ecofin’s capitalization as well as other affiliated investment advisers in the TortoiseEcofin family of advisers. In that regard, the Trustees concluded that Ecofin had sufficient resources to support the management of the Fund. The Trustees concluded that they are satisfied with the nature, extent and quality of services that Ecofin provides to the Ecofin Global Renewables Infrastructure Fund under the Investment Sub-Advisory Agreement.
Fund Historical Performance and the Overall Performance of Tortoise. In assessing the quality of the portfolio management delivered by Tortoise and Ecofin, the Trustees reviewed the short-term and longer-term performance of each Fund on both an absolute basis and in comparison to an appropriate securities benchmark index, each Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”), and each Fund’s respective composite of separate accounts that Tortoise or Ecofin, as applicable, manages utilizing similar investment strategies as that of the Fund. When reviewing each Fund’s performance against its respective Category and Cohort, the Trustees took into account that the investment objective and strategies of each Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its Category and Cohort.
•
Tortoise Energy Infrastructure Total Return Fund. The Trustees noted that the Fund had outperformed its Category and Cohort averages over the ten-year period ended September 30, 2023, and its Category average over the five-year period ended September 30, 2023, but had underperformed its Category and Cohort averages for all other periods presented. The Trustees also noted that the Fund’s A Class and Institutional Class had outperformed its benchmark index over the three-year period ended September 30, 2023, but had underperformed for all other periods presented. The Trustees noted that the Fund’s C Class did not perform as well against the benchmark index, but that this class has a 12b-1 fee, which is not necessarily the case for the funds included in the Category and Cohort. The Trustees observed that the Fund’s performance was generally consistent with the performance of a composite of similar accounts managed by Tortoise over all relevant time periods.

•
Tortoise Energy Infrastructure and Income Fund. The Trustees noted that the Fund had outperformed its Category and Cohort averages for the five-year and ten-year periods ended September 30, 2023, but had underperformed the Category and Cohort averages over all other periods presented. The Trustees also noted that the Fund’s A Class and Institutional Class had outperformed its benchmark index over the ten-year and since inception periods ended September 30, 2023, but had underperformed for all other periods presented. The Trustees noted that the Fund’s C Class did not perform as well against the benchmark index, but that this class has a 12b-1 fee, which is not necessarily the case for the funds included in the Category and Cohort. The Trustees observed that the Fund’s performance was generally consistent with the performance of a composite of similar accounts managed by Tortoise over all relevant time periods. The Trustees noted that the Fund’s performance included performance of a predecessor fund that was reorganized into to the Fund.

•
Ecofin Global Renewables Infrastructure Fund. The Trustees noted that the Fund had underperformed the Category and Cohort averages for all periods presented as of September 30, 2023. The Trustees also noted that the Fund had outperformed its benchmark index for the five-year and since inception periods ended September 30, 2023, but had underperformed during more recent periods. The Trustees observed that the

32

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Tortoise Capital Advisors, L.L.C.
APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT — Ecofin Advisors Limited (Unaudited) (Continued)
Fund’s performance was generally consistent with the performance of a composite of similar accounts managed by Ecofin over all relevant time periods. The Trustees noted that the Fund’s performance included performance of a predecessor fund that was reorganized into to the Fund.
Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fees that each Fund pays to Tortoise under the Investment Advisory Agreement, as well as Tortoise’s profitability from services that Tortoise and its affiliates rendered to each Fund during the 12-month period ended September 30, 2023. The Trustees also noted favorably that Tortoise had agreed to continue the expense limitation agreement under which Tortoise contractually agreed to reimburse each Fund for operating expenses, as specified in the Funds’ prospectus. The Trustees further noted that Tortoise had recouped a portion of previously reimbursed expenses for the Ecofin Global Renewables Infrastructure Fund during the most recent fiscal year. The Trustees also considered that while the management fees that Tortoise charges to other client accounts, each with similar investment strategies to those of the Funds, may be higher or lower than the advisory fee for the Funds (depending upon the type of account or vehicle, size of the account, relationship and/or nature and level of services provided, among other factors), Tortoise has additional responsibilities with respect to the Funds. The Trustees considered the reasonableness of the profits from Tortoise’s service relationship with each of the Tortoise Energy Infrastructure Total Return Fund and Tortoise Energy Infrastructure and Income Fund, and noted that its service relationship with the Ecofin Global Renewables Infrastructure Fund has not been profitable.
The Trustees also considered the annual sub-advisory fee that Tortoise pays to Ecofin under its Investment Sub-Advisory Agreement. The Trustees noted that because the sub-advisory fees are paid by Tortoise, the overall advisory fee paid by the Ecofin Global Renewables Infrastructure Fund is not directly affected by the sub-advisory fees paid to Ecofin.  Consequently, the Trustees did not consider the costs of services provided by Ecofin or the profitability of its relationship with the Fund to be material factors for consideration.
Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses borne by each Fund and those of funds in the same Category and Cohort as of September 30, 2023.
•
Tortoise Energy Infrastructure Total Return Fund. The Trustees noted that the Fund’s management fee and total expenses for A Class, T Class and Institutional Class were each lower than the Category and Cohort averages. The Trustees also noted that while the total expenses of the C Class were above the Category and Cohort averages, the C Class has a Rule 12b-1 fee, which is not necessarily the case for the funds included in the Category and Cohort.

•
Tortoise Energy Infrastructure and Income Fund. The Trustee’s noted that the Fund’s management fee was lower than the Cohort average, although higher than the Category average. The Trustees also noted that the Fund’s total expenses for Institutional Class were lower than the Category and Cohort averages, but that the total expenses of the C Class were above the Category and Cohort averages and the total expenses of A Class were above the Cohort average but below the Category average. The Trustees further noted that A Class and C Class each have a Rule 12b-1 fee, which is not necessarily the case for the funds included in the Category and Cohort

•
Ecofin Global Renewables Infrastructure Fund. The Trustees noted that the Fund’s management fee and total expenses for Institutional Class were each less than or equal to the Category and Cohort averages. The Trustees also noted that while the total expenses of the A Class were above the Category and Cohort averages, the A Class has a Rule 12b-1 fee, which is not necessarily the case for the funds included in the Category and Cohort.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Tortoise’s advisory fee with respect to each Fund continues to be reasonable and that the portion of Tortoise’s advisory fee for the Ecofin Global Renewables Infrastructure Fund that it allocates to the Sub-Adviser continues to be reasonable.
Economies of Scale. The Trustees considered whether the Funds may benefit from any economies of scale, noting that the investment advisory fees for the Funds do not contain breakpoints. The Trustees also considered that the

33

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Tortoise Capital Advisors, L.L.C.
APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT — Ecofin Advisors Limited (Unaudited) (Continued)
investment advisory fee for each Fund was in the 1st or 2nd quartile of its Category and Cohort. The Trustees further noted that with the current advisory fees set at a competitive level for each Fund, breakpoints were not necessary at this time, but that they would revisit the issue in the future for each of the Funds as circumstances change and asset levels increase.
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by the Adviser and its affiliates from its relationship with each Fund. The Trustees also considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with the Ecofin Global Renewables Infrastructure Fund. The Trustees noted that Tortoise and Ecofin do not utilize soft dollar arrangements with respect to portfolio transactions and that Tortoise and Ecofin do not use affiliated brokers to execute any Fund portfolio transactions. While the Trustees noted Rule 12b-1 fees may be paid for shareholder and distribution services performed on behalf of the Funds, the Trustees also observed that Tortoise was incurring its own distribution expenses on behalf of the Funds. The Trustees considered that Tortoise or Ecofin may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Tortoise and Ecofin do not receive additional material benefits from their relationships with the Funds.

34

Additional Information (unaudited)
Availability of Fund Portfolio Information
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 1-855-TCA-Fund or 1-855-822-3863.
Availability of Proxy Voting Information
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-TCA-Fund or 1-855-822-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-TCA-Fund or 1-855-822-3863, or (2) on the SEC’s website at www.sec.gov.

35

Contacts
Board of Trustees
David Massart
Leonard Rush, CPA
David Swanson
Robert Kern
Investment Adviser
Tortoise Capital Advisors, L.L.C.
6363 College Boulevard, Suite 100A
Overland Park, KS 66211
Independent Registered Public
Accounting Firm
Ernst & Young, LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402
Transfer Agent, Fund Accountant
And Fund Administrator
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
Fund Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7096
855-TCA-FUND
(855-822-3863)
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-TCA-Fund or 1-855-822-3863.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date	8/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date	8/6/2024

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date	8/6/2024

* Print the name and title of each signing officer under his or her signature.